Applicable laws and regulations (Tables)	12 Months Ended
Dec. 31, 2019
Applicable laws and regulations
Schedule of applicable laws and regulations

	December 31,	December 31,
	2019	2018
Tier 1 capital	1,026,125	995,743

Risk weighted assets	5,937,648	5,830,875
Tier 1 capital ratio	17.28%	17.08%

Schedule of leverage ratio cannot be lower, at any time, than 3%. The bank will inform to SBP as often as the compliance with the leverage ratio is determined

The leverage ratio cannot be lower, at any time, than 3%. The Bank will inform to SBP as often as the compliance with the leverage ratio is determined.

	December 31, 2019	December 31, 2018
Ordinary capital	890,106	859,725

Non-risk-weighted assets	7,323,187	7,779,919
Leverage ratio	12.15%	11.05%

Schedule of based on the classification of risks, collateral and in compliance with SBP Rule No. 4 2013

Based on the classification of risks, collateral and in compliance with SBP Rule No. 4‑2013, the Bank classified the loan portfolio as follows:

	December 31, 2019
Loans	Normal	Special Mention	Substandard	Doubtful	Unrecoverable	Total
Corporations	2,487,859	13,595	—	—	61,845	2,563,299
Banks:
Private	2,692,787	—	—	—	—	2,692,787
State-owned	589,690	—	—	—	—	589,690
	3,282,477	—	—	—	—	3,282,477
Sovereign	47,221	—	—	—	—	47,221
Total	5,817,557	13,595	—	—	61,845	5,892,997

Allowance for loan losses IFRS (*):	42,396	2,338	—	—	54,573	99,307

	December 31, 2018
Loans	Normal	Special Mention	Substandard	Doubtful	Unrecoverable	Total
Corporations	2,571,907	—	—	64,701	—	2,636,608
Banks:
Private	2,458,690	—	—	—	—	2,458,690
State-owned	624,100	—	—	—	—	624,100
	3,082,790	—	—	—	—	3,082,790
Sovereign	59,026	—	—	—	—	59,026
Total	5,713,723	—	—	64,701	—	5,778,424

Allowance for loan losses IFRS (*):	51,346	—	—	49,439	—	100,785

Schedule of statutory purposes only, non-accruing loans

For statutory purposes only, non-accruing loans are presented by category as follows:

Non-accruing	December 31, 2019
loans	Normal	Special Mention	Substandard	Doubtful	Unrecoverable	Total
Impaired loans	—	—	—	—	61,845	61,845
Total	—	—	—	—	61,845	61,845

Non-accruing	December 31, 2018
loans	Normal	Special Mention	Substandard	Doubtful	Unrecoverable	Total
Impaired loans	—	—	—	64,701	—	64,701
Total	—	—	—	64,701	—	64,701

Credit risk coverage - dynamic provision

	December 31,	December 31,
	2019	2018

Non-accruing loans:
Private corporations	61,845	64,701
Total non-accruing loans	61,845	64,701

Interest that would be reversed if the loans had been classified as non-accruing loans	1,379	1,056
Income from collected interest on non-accruing loans	1,379	2,879

Schedule of provision and reserve	The provision and reserve are detailed as follows:

	December 31,	December 31,
	2019	2018
Dynamic provision	136,019	136,019
Regulatory credit reserve	—	—
	136,019	136,019